8. NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2020
Notes Payable [Abstract]
Notes payable in default, including related parties

	September 30, 2020	December 31, 2019
Dr. Imhoff	$—	$199
Dr. Cartwright	1	2
Ms. Rosenstock	—	50
Mr. Fowler	26	26
Mr. Mermelstein	275	244
GPB	17	17
Aquarius	—	108
Accilent	—	58
Mr. Blumberg	—	70
Mr. James	—	2
Notes payable in default	$319	$776

Short-term notes payable, including related parties

	September 30, 2020	December 31, 2019
Dr. Imhoff	$—	$167
Dr. Cartwright	48	48
Dr. Faupel	4	4
Mr. Case	—	150
Mr. Mamula	—	15
Mr. Gould	—	100
K2 (Shenghuo)	—	203
Everest	—	8
Premium Finance (insurance)	78	59
Mr. Blumberg	—	223
Mr. Grimm	—	49
Short-term notes payable, including related parties	$130	$1,026